SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Oct. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 3 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. Significant estimates during the years ended October 31, 2020, 2019 and 2018 include the allowance for doubtful accounts, the useful life of property and equipment and intangible assets, and assumptions used in assessing impairment of long-term assets.

Fair Value of Financial Instruments and Fair Value Measurements

The Company adopted the guidance of ASC 820 for fair value measurements which clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

•	Level 1‑Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.
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Level 2‑Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

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Level 3‑Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The carrying amounts reported in the consolidated balance sheets for cash and cash equivalents, restricted cash, accounts receivable, prepaid expenses and other current assets, Value Added Tax (“VAT”) and other taxes payable, accrued liabilities and other payables, due to related parties, and operating lease liabilities, approximate their fair market value based on the short-term maturity of these instruments.

ASC 825‑10 “Financial Instruments”, allows entities to voluntarily choose to measure certain financial assets and liabilities at fair value (fair value option). The fair value option may be elected on an instrument-by-instrument basis and is irrevocable, unless a new election date occurs. If the fair value option is elected for an instrument, unrealized gains and losses for that instrument should be reported in earnings at each subsequent reporting date. The Company did not elect to apply the fair value option to any outstanding instruments.

Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. Cash and cash equivalents are comprised primarily of money market accounts and bank accounts. At October 31, 2020 and 2019, cash and cash equivalents balances held in China amounted to $6,137,469 and $6,243,029, respectively. At October 31, 2020 and 2019, cash and cash equivalents balances held in United States amounted to $220 and $0, respectively.

At October 31, 2020 and 2019, cash on hand and cash held in China’s financial institutions amounted to $6,137,469 and $205,462, respectively. At October 31, 2020 and 2019, cash equivalents balances held in China amounted to $0 and $6,037,567, respectively.

Cash in PRC may not be freely transferable to out of the PRC because of exchange control regulations or other reasons. Such restricted cash amounted $6,137,469 and 6,243,029 as of October 31, 2020 and 2019, respectively.

Restricted Cash

In its capacity as an insurance broker, occasionally, the Company collects premiums from certain insureds and remits the premiums to the appropriate insurance carriers. Unremitted insurance premiums are held in a fiduciary capacity bank account until disbursed by the Company to the respective insurance carriers. The unremitted funds are held in a bank for a short period of time, and the Company reports such amounts as restricted cash in the consolidated balance sheets. As of October 31, 2020 and 2019, restricted cash related to premiums collected from insureds amounted to $5,954 and $643, respectively. In addition, the Company as an insurance broker is required to reserve 10% of its registered capital in cash held in an escrow bank account pursuant to the China Insurance Regulatory Commission (“CIRC”). As of October 31, 2020 and 2019, funds held in an escrow bank account, which was recorded as restricted cash, amounted to $779,852 and $722,914, respectively.

Concentrations of Credit Risk

Currently, the Company’s operations are carried out in China. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environment in China, and by the general state of China’s economy. The Company’s operations in China are subject to specific considerations and significant risks not typically associated with companies in North America. The Company’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are presented net of an allowance for doubtful accounts. The Company maintains allowances for doubtful accounts for estimated losses. The Company reviews its accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, customer’s historical payment history, its current credit-worthiness and current economic trends. Accounts are written off after exhaustive efforts at collection.

Management believes that its accounts receivable is fully collectable. Therefore, no allowance for doubtful accounts is deemed to be required on its accounts receivable for the years ended October 31, 2020, 2019 and 2018. The Company historically has not experienced uncollectible accounts from customers granted with credit sales.

Reserve for Policy Cancellations

Managements establishes the policy cancellation reserve based on historical and current data on cancellations. No allowance for cancellation has been recognized for our brokerage business as the Company estimates, based on its past experience that the cancellation of policies rarely occurs. Any subsequent commission adjustments in connection with policy cancellations which have been minimal to date, are recognized upon notification from the insurance carriers.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation, and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its existing use. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income/loss in the year of disposition. Estimated useful lives are as follows:

Estimated Useful Life
Office equipment and furniture	3 - 5 Years

Intangible Assets

Intangible assets consist of software and platform and are being amortized on a straight-line method over the estimated useful life of 2 - 10 years.

Impairment of Long-lived Assets

In accordance with ASC Topic 360, the Company reviews long-lived assets for impairment annually, or whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the asset’s estimated fair value and its book value. The Company did not record any impairment charge for the years ended October 31, 2020, 2019 and 2018.

Insurance Premiums Payable

Insurance premiums payable represent premium payments that have been received from insureds on the insurance carriers’ behalf, but not yet remitted to the insurance carriers as of the balance sheet dates. As of October 31, 2020 and 2019, insurance premiums payable amounted to $5,876 and $0, respectively, which have been included in accrued liabilities and other payables on the accompanying consolidated balance sheets.

Value Added Tax

TRX ZJ is subject to a VAT of 6% for providing insurance broker services and insurance related risk management services. The amount of VAT liability is determined by applying the applicable tax rate to the invoiced amount of services provided. The Company reports revenue net of PRC’s VAT for all the years presented on the consolidated statements of income and comprehensive income.

Revenue Recognition

The Company recognizes revenue under Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers (“ASC 606”). The core principle of the revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

•	Step 1: Identify the contract with the customer

•	Step 2: Identify the performance obligations in the contract

•	Step 3: Determine the transaction price

•	Step 4: Allocate the transaction price to the performance obligations in the contract

•	Step 5: Recognize revenue when the company satisfies a performance obligation

In order to identify the performance obligations in a contract with a customer, a company must assess the promised goods or services in the contract and identify each promised goods or service that is distinct. A performance obligation meets ASC 606’s definition of a “distinct” goods or service (or bundle of goods or services) if both of the following criteria are met:

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The customer can benefit from the goods or service either on its own or together with other resources that are readily available to the customer (i.e., the goods or service is capable of being distinct).

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The entity’s promise to transfer the goods or service to the customer is separately identifiable from other promises in the contract (i.e., the promise to transfer the goods or service is distinct within the context of the contract).

If a goods or service is not distinct, the goods or service is combined with other promised goods or services until a bundle of goods or services is identified that is distinct.

The transaction price is the amount of consideration to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third parties (for example, some sales taxes). The consideration promised in a contract with a customer may include fixed amounts, variable amounts, or both. Variable consideration is included in the transaction price only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

Revenue Recognition (continued)

The transaction price is allocated to each performance obligation on a relative standalone selling price basis. The transaction price allocated to each performance obligation is recognized when that performance obligation is satisfied, at a point in time or over time as appropriate.

Types of revenue:

•	Insurance brokerage services fees under contracts with customers to providing insurance brokerage services. The Company does not provide any insurance agent services.

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Risk management services fees under risk management agreements to provide insurance related risk management services to its clients. The Company is paid for its services by its clients pursuant to the terms of the written risk management agreements. Each contract calls for a fixed payment.

Revenue recognition criteria:

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For insurance brokerage services fees, the distinct performance obligation is policy placement services. Billing is controlled by the insurance carriers, therefore, the data necessary to reasonably determine the revenue amounts is made available to the Company by the insurance carriers on a monthly basis. Insurance brokerage services are considered to be rendered and completed, and revenue is recognized, at the time an insurance policy becomes effective, that is, when the signed insurance policy is in place and the premium is collected from the insured, which is confirmed by the insurance carriers with their monthly commissions statements submitted to the Company. The Company has met all the criteria of revenue recognition when the premiums are collected by it or the respective insurance carriers and not before, because collectability is not ensured until receipt of the premium. Accordingly, the Company does not accrue any commission prior to the receipt of the related premiums. Generally, at the time when the insurance policy is signed, it is difficult for us to assess the insured’s ability and intention to pay the premium due on the policy. Therefore, it is not possible for us to estimate if we will collect substantially all of the commission to which we will be entitled in exchange for our insurance brokerage services. For this reason, we recognize revenue when the premiums are either collected by us or by the respective insurance carriers and not before, due to the specific practice in the industry.

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The Company recognizes revenue by providing insurance related risk management services under written service contracts with its customers. Revenue related to its service offerings is recognized at a point in time when service is rendered.

No allowance for cancellation has been recognized for brokerage business as the Company estimates, based on its past experience that the cancellation of policies rarely occurs. Any subsequent commission adjustments in connection with policy cancellations which have been minimal to date, are recognized upon notification from the insurance carriers. Actual commission adjustments in connection with the cancellation of policies were 1.1%,  1.7% and 0.8% of the total commission revenue for the years ended October 31, 2020, 2019 and 2018, respectively.

Occasionally, certain policyholders or insureds might request the Company to assist them for claim process on their behalf with the insurance carriers. The Company generally will spend approximately an hour on the phone with the insurance carriers if such assistance is requested by the insured. Based on historical experience, claim service calls and related labor costs have been minimal. The Company spent approximately 12,  15 and 51 hours in connection with the claim process services provided to the insureds for the years ended October 31, 2020, 2019 and 2018, respectively. Based on historical data, the transaction price does not include any element of consideration that is variable or contingent on the outcome of future events, such as policy cancellations, lapses, and volume of business or claims experience.

The Company does not offer promotional payments, customer coupons, rebates or other cash redemption offers to its customers.

Disaggregation of Revenue

The following table sets forth the Company’s revenue based on services for the periods indicated:

	Years Ended October 31,
	2020	2019	2018
Insurance brokerage services	$2,954,798	$2,002,217	$3,087,708
Insurance related risk management services	294,546	—	—
Total revenues	$3,249,344	$2,002,217	$3,087,708

Employee Benefits

The Company makes mandatory contributions to the PRC government’s health, retirement benefit and unemployment funds in accordance with the relevant Chinese social security laws. The costs of these payments are charged to the same accounts as the related salary costs in the same period as the related salary costs incurred. Employee benefit costs totaled $104,750,  $123,369 and $34,961 for the years ended October 31, 2020, 2019 and 2018, respectively.

Research and Development

Expenditures for research and product development costs are expensed as incurred. The Company did not incur any research and development costs during the years ended October 31, 2020, 2019 and 2018.

Selling and Marketing Expenses

All costs related to selling and marketing are expensed as incurred. For the years ended October 31, 2020, 2019 and 2018, selling and marketing costs amounted to $1,558,209,  $797,572 and $1,033,408, respectively.

Advertising Costs

Advertising costs are expensed as incurred and included in the selling and marketing expenses. Advertising costs were $1,117,918,  $525,528 and $836,549 for the years ended October 31, 2020, 2019 and 2018, respectively.

Deferred Offering Costs

Deferred offering costs consist of legal, accounting and other costs incurred through the balance sheet date that are directly related to the Initial Public Offering and that will be charged to stockholders’ equity upon the completion of the Initial Public Offering. Should the Initial Public Offering prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to operations. As of October 31, 2020 and 2019, deferred offering costs amounted to $895,567 and $483,647, respectively.

Income Taxes

The Company accounts for income taxes using the asset/liability method prescribed by ASC 740, “Income Taxes.” Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized as income or loss in the period that includes the enactment date.

The Company follows the accounting guidance for uncertainty in income taxes using the provisions of ASC 740 “Income Taxes”. Using that guidance, tax positions initially need to be recognized in the financial statements when it is more likely than not the position will be sustained upon examination by the tax authorities. As of October 31, 2020 and 2019, the Company had no significant uncertain tax positions that qualify for either recognition or disclosure in the financial statements. As of October 31, 2020, income tax returns for the tax years ended October 31, 2015 through October 31, 2019 remain open for statutory examination by PRC tax authorities. The Company recognizes interest and penalties related to significant uncertain income tax positions in other expense if any. There were no such interest and penalties as of October 31, 2020 and 2019.

Foreign Currency Translation

The reporting currency of the Company is the U.S. dollar (“USD”). The functional currency of the parent company, TRX, and TRX HK, is the U.S. dollar and the functional currency of TRX BJ, TRX ZJ, NDB Technology, TYDW Technology, HH Consulting, and Hengbang Insurance is the Chinese Renminbi (“RMB”). For the subsidiaries whose functional currency is the RMB, result of operations and cash flows are translated at average exchange rates during the period, assets and liabilities are translated at the unified exchange rate at the end of the period, and equity is translated at historical exchange rates. As a result, amounts relating to assets and liabilities reported on the statements of cash flows may not necessarily agree with the changes in the corresponding balances on the balance sheets. Translation adjustments resulting from the process of translating the local currency financial statements into U.S. dollars are included in determining comprehensive income/loss. Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date with any transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

All of the Company’s revenue and expense transactions are transacted in the functional currency of the operating subsidiaries. The Company does not enter into any material transactions in foreign currencies. Transaction gains or losses have not had, and are not expected to have, a material effect on the results of operations of the Company.

The consolidated balance sheet amounts, with the exception of equity, at October 31, 2020 and 2019 were translated at RMB 6.6912 to $1.00 and at RMB 7.0387 to $1.00, respectively. Equity accounts were stated at their historical rates. The average translation rates applied to consolidated statements of income and cash flows for the years ended October 31, 2020, 2019 and 2018 were RMB 6.9747, RMB 6.8926 and RMB 6.5681 to $1.00, respectively.

Comprehensive Income

Comprehensive income is comprised of net income and all changes to the statements of equity, except those due to investments by stockholders, changes in paid-in capital and distributions to stockholders. For the Company, comprehensive income for the years ended October 31, 2020, 2019 and 2018 consisted of net income and unrealized gain (loss) from foreign currency translation adjustment.

Commitment and Contingencies

In the normal course of business, the Company is subject to contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters. Liabilities for such contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

Per Share Data

ASC Topic 260 “Earnings per Share,” requires presentation of both basic and diluted earnings per share (“EPS”) with a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS computation. Basic EPS excludes dilution. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue ordinary stock were exercised or converted into ordinary stock or resulted in the issuance of ordinary stock that then shared in the earnings of the Company.

Basic net income per ordinary share is computed by dividing net income available to ordinary shareholders by the weighted average number of shares of ordinary stock outstanding during the period. Diluted net income per ordinary share is computed by dividing net income by the weighted average number of shares of ordinary stock, ordinary stock equivalents and potentially dilutive securities outstanding during each period. Ordinary stock equivalents are not included in the calculation of diluted income per ordinary share if their effect would be anti-dilutive.

The Company did not have any ordinary stock equivalents and potentially dilutive ordinary stock outstanding during the years ended October 31, 2020, 2019 and 2018.

Non-controlling Interest

On November 7, 2017, TRX ZJ sold a 0.2% equity interest in Hengbang Insurance to two third party individuals. As of October 31, 2020, these two individuals aggregately owned 0.2% of the equity interests of Hengbang Insurance, which is not under the Company’s control.

Segment Reporting

ASC 280 “Segment reporting” establishes standards for reporting information on operating segments in interim and annual financial statements. The Company uses “the management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s chief operating decision maker is the Chief Executive Officer (“CEO”) and chairman of the Company, who reviews operating results to make decisions about allocating resources and assessing performance for the entire Company. The Company has determined that it has one reportable business segments. All of the Company’s customers are in the PRC and all revenue is derived from the provision of insurance brokerage services and insurance related risk management services.

Related Parties

Parties are considered to be related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal with if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all significant related party transactions.

Fiscal Year End

The Company has adopted a fiscal year end of October 31st.

Reclassification

Certain prior period amounts have been reclassified to conform to the current period presentation. These reclassifications have no effect on the previously reported financial position, results of operations and cash flows.

Reverse Stock Split

The Company effected a one-for-two reverse stock split on April 14, 2020. All share and per share information has been retroactively adjusted to reflect this reverse stock split.

Recent Accounting Pronouncements

In January 2017, the FASB issued ASU No. 2017‑04, “Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment” (“ASU 2017‑04”), which removes Step 2 from the goodwill impairment test. An entity will apply a one-step quantitative test and record the amount of goodwill impairment as the excess of a reporting unit’s carrying amount over its fair value, not to exceed the total amount of goodwill allocated to the reporting unit. The new guidance does not amend the optional qualitative assessment of goodwill impairment. A public business entity that is a U.S. Securities and Exchange Commission filer should adopt the amendments in this ASU for its annual or any interim goodwill impairment test in fiscal years beginning after December 15, 2019. ASU 2017‑4  will have no impact on the Company’s consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018‑13, Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The objective of ASU 2018‑13 is to improve the effectiveness of disclosures in the notes to the financial statements by removing, modifying, and adding certain fair value disclosure requirements to facilitate clear communication of the information required by generally accepted accounting principles. The amendments are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 with early adoption permitted upon issuance of this ASU. The adoption of ASU 2018‑13 will have no impact on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASU 2016‑13, Financial Instruments - Credit Losses (“Topic 326”). The ASU introduces a new accounting model, the Current Expected Credit Losses model (“CECL”), which requires earlier recognition of credit losses and additional disclosures related to credit risk. The CECL model utilizes a lifetime expected credit loss measurement objective for the recognition of credit losses at the time the financial asset is originated or acquired. ASU 2016‑13 is effective for annual period beginning after December 15, 2022, including interim reporting periods within those annual reporting periods. The Company expects that the adoption will not have a material impact.

Other accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.